Pension Plans and Similar Obligations - Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plans and Similar Obligations
Defined contribution plans	€ 396	€ 396	€ 381
Defined benefit pension plans	99	39	57
Pension expenses	€ 495	€ 435	€ 438